Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense (Benefit)	Components of income tax expense:
	Six months ended June 30, 2024	Six months ended June 30, 2023
Current tax:
Current tax on profits for the period	$1,912,210	$2,172
Prior year income tax overestimation	-	-
Total current tax	1,912,210	2,172
Deferred tax:
Origination and reversal of temporary differences	(1,781,317)	-
Income tax expense	$137,893	$2,172